Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		28 Months Ended	34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Income Statement [Abstract]
Revenue	$ 2,376	$ 1,767	$ 21,230	$ 2,247	$ 4,112	$ 428	$ 4,540	$ 25,770
Cost of goods sold	4,162	1,287	2,250	31,757	6,375	398	6,773	38,530
Gross margin	(1,786)	480	(3)	(10,527)	(2,263)	30	(2,233)	(12,760)
Research and development	67,924	16,072	33,211	119,552	194,276	10,772	205,048	324,600
Sales and marketing	66,898	1,542	1,997	134,078	206,517	3,676	210,193	344,271
General and administrative	139,435	75,459	150,295	263,971	408,454	226,790	772,138	1,036,109
Total operating expenses	274,257	93,073	185,503	517,601	809,247	241,238	1,187,379	1,704,980
Operating loss	(276,043)	(92,593)	(185,506)	(528,128)	(811,510)	(241,208)	(1,189,612)	(1,717,740)
Interest Expense	(4,178)	(4,104)	(7,210)	(8,356)	15,658	7,087	23,672	(32,028)
Foreign currency loss	(1,768)		(2,910)					(2,910)
Net loss	$ (281,989)	$ (96,697)	$ (539,394)	$ (192,716)	$ (827,168)	$ (248,295)	$ (1,213,284)	$ (1,752,678)
Net loss per share - basic and diluted	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.02)
Weighted average shares outstanding - basic and diluted	16,287,381	14,264,914	16,255,293	14,153,075	15,147,196	10,699,567